Condensed Consolidating Guarantor Financial Information - Condensed Balance Sheet (Details) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Assets:
Cash and cash equivalents		$ 1,062	$ 513
Restricted cash and cash equivalents		121	120
Accounts receivable, net of allowance for doubtful accounts		755	664
Intercompany receivables		0
Prepaid expenses		89	112
Income taxes receivable		13	97
Other		39	35
Current assets of discontinued operations		1,478	1,044
Total current assets		3,557	2,585
Intangibles and Other Assets:
Investments in subsidiaries		0	0
Goodwill		5,218	5,280	$ 5,360
Brands	[1]	4,848	4,919
Management and franchise contracts, net		963	1,089
Other intangible assets, net		447	523
Property and equipment, net		341	411
Deferred income tax assets		82	59
Other		408	332
Non-current assets of discontinued operations		10,347	10,424
Total intangibles and other assets		22,654	23,037
Total assets		26,211	25,622
Current Liabilities:
Accounts payable, accrued expenses and other		1,821	1,619
Intercompany payables		0
Current maturities of long-term debt	[2]	33	7
Income taxes payable		56	27
Current liabilities of discontinued operations		774	812
Total current liabilities		2,684	2,465
Long-term debt		6,583	5,887
Deferred revenues		42	251
Deferred income tax liabilities		1,778	1,875
Liability for guest loyalty program		889	784
Other		1,492	1,265
Non-current liabilities of discontinued operations		6,894	7,144
Total liabilities		20,362	19,671
Equity:
Total Hilton stockholders' equity		5,899	5,985
Noncontrolling interests		(50)	(34)
Total equity		5,849	5,951	$ 4,714	$ 4,276
Total liabilities and equity		26,211	25,622
Eliminations [member]
Current Assets:
Cash and cash equivalents		0	0
Restricted cash and cash equivalents		0	0
Accounts receivable, net of allowance for doubtful accounts		0	0
Intercompany receivables		(42)
Prepaid expenses		(3)	(3)
Income taxes receivable		(17)	(23)
Other		0	0
Current assets of discontinued operations		(24)	(26)
Total current assets		(86)	(52)
Intangibles and Other Assets:
Investments in subsidiaries		(35,661)	(24,477)
Goodwill		0	0
Brands		0	0
Management and franchise contracts, net		0	0
Other intangible assets, net		0	0
Property and equipment, net		0	0
Deferred income tax assets		(179)	(27)
Other		0	0
Non-current assets of discontinued operations		(10)	0
Total intangibles and other assets		(35,850)	(24,504)
Total assets		(35,936)	(24,556)
Current Liabilities:
Accounts payable, accrued expenses and other		(3)	(3)
Intercompany payables		(42)
Current maturities of long-term debt		0	0
Income taxes payable		(17)	(23)
Current liabilities of discontinued operations		(24)	(26)
Total current liabilities		(86)	(52)
Long-term debt		0	0
Deferred revenues		0	0
Deferred income tax liabilities		(179)	(27)
Liability for guest loyalty program		0	0
Other		0	0
Non-current liabilities of discontinued operations		(10)	0
Total liabilities		(275)	(79)
Equity:
Total Hilton stockholders' equity		(35,661)	(24,477)
Noncontrolling interests		0	0
Total equity		(35,661)	(24,477)
Total liabilities and equity		(35,936)	(24,556)
Parent [member]
Current Assets:
Cash and cash equivalents		0	0
Restricted cash and cash equivalents		0	0
Accounts receivable, net of allowance for doubtful accounts		0	0
Intercompany receivables		0
Prepaid expenses		0	0
Income taxes receivable		0	0
Other		0	0
Current assets of discontinued operations		0	0
Total current assets		0	0
Intangibles and Other Assets:
Investments in subsidiaries		5,889	6,166
Goodwill		0	0
Brands		0	0
Management and franchise contracts, net		0	0
Other intangible assets, net		0	0
Property and equipment, net		0	0
Deferred income tax assets		10	24
Other		0	0
Non-current assets of discontinued operations		0	0
Total intangibles and other assets		5,899	6,190
Total assets		5,899	6,190
Current Liabilities:
Accounts payable, accrued expenses and other		0	0
Intercompany payables		0
Current maturities of long-term debt		0	0
Income taxes payable		0	0
Current liabilities of discontinued operations		0	0
Total current liabilities		0	0
Long-term debt		0	0
Deferred revenues		0	0
Deferred income tax liabilities		0	0
Liability for guest loyalty program		0	0
Other		0	205
Non-current liabilities of discontinued operations		0	0
Total liabilities		0	205
Equity:
Total Hilton stockholders' equity		5,899	5,985
Noncontrolling interests		0	0
Total equity		5,899	5,985
Total liabilities and equity		5,899	6,190
HWF Issuers [Member]
Current Assets:
Cash and cash equivalents		0	0
Restricted cash and cash equivalents		0	0
Accounts receivable, net of allowance for doubtful accounts		0	0
Intercompany receivables		0
Prepaid expenses		0	0
Income taxes receivable		0	0
Other		0	0
Current assets of discontinued operations		0	0
Total current assets		0	0
Intangibles and Other Assets:
Investments in subsidiaries		11,300	11,854
Goodwill		0	0
Brands		0	0
Management and franchise contracts, net		0	0
Other intangible assets, net		0	0
Property and equipment, net		0	0
Deferred income tax assets		2	3
Other		12	9
Non-current assets of discontinued operations		0	0
Total intangibles and other assets		11,314	11,866
Total assets		11,314	11,866
Current Liabilities:
Accounts payable, accrued expenses and other		26	39
Intercompany payables		0
Current maturities of long-term debt		26	0
Income taxes payable		0	0
Current liabilities of discontinued operations		0	0
Total current liabilities		52	39
Long-term debt		5,361	5,647
Deferred revenues		0	0
Deferred income tax liabilities		0	0
Liability for guest loyalty program		0	0
Other		12	14
Non-current liabilities of discontinued operations		0	0
Total liabilities		5,425	5,700
Equity:
Total Hilton stockholders' equity		5,889	6,166
Noncontrolling interests		0	0
Total equity		5,889	6,166
Total liabilities and equity		11,314	11,866
HOC [Member]
Current Assets:
Cash and cash equivalents		3
Restricted cash and cash equivalents		87
Accounts receivable, net of allowance for doubtful accounts		7
Intercompany receivables		0
Prepaid expenses		6
Income taxes receivable		0
Other		1
Current assets of discontinued operations		0
Total current assets		104
Intangibles and Other Assets:
Investments in subsidiaries		12,583
Goodwill		0
Brands		0
Management and franchise contracts, net		0
Other intangible assets, net		1
Property and equipment, net		12
Deferred income tax assets		167
Other		30
Non-current assets of discontinued operations		0
Total intangibles and other assets		12,793
Total assets		12,897
Current Liabilities:
Accounts payable, accrued expenses and other		293
Intercompany payables		42
Current maturities of long-term debt		0
Income taxes payable		0
Current liabilities of discontinued operations		0
Total current liabilities		335
Long-term debt		981
Deferred revenues		0
Deferred income tax liabilities		0
Liability for guest loyalty program		0
Other		277
Non-current liabilities of discontinued operations		4
Total liabilities		1,597
Equity:
Total Hilton stockholders' equity		11,300
Noncontrolling interests		0
Total equity		11,300
Total liabilities and equity		12,897
Guarantor Subsidiaries [member]
Current Assets:
Cash and cash equivalents		22	18
Restricted cash and cash equivalents		9	91
Accounts receivable, net of allowance for doubtful accounts		484	406
Intercompany receivables		0
Prepaid expenses		21	36
Income taxes receivable		30	120
Other		5	3
Current assets of discontinued operations		0	0
Total current assets		571	674
Intangibles and Other Assets:
Investments in subsidiaries		5,889	6,457
Goodwill		3,824	3,824
Brands		4,404	4,405
Management and franchise contracts, net		716	818
Other intangible assets, net		296	334
Property and equipment, net		62	73
Deferred income tax assets		0	0
Other		213	200
Non-current assets of discontinued operations		12	28
Total intangibles and other assets		15,416	16,139
Total assets		15,987	16,813
Current Liabilities:
Accounts payable, accrued expenses and other		1,091	1,168
Intercompany payables		0
Current maturities of long-term debt		0	0
Income taxes payable		0	0
Current liabilities of discontinued operations		77	71
Total current liabilities		1,168	1,239
Long-term debt		0	0
Deferred revenues		42	251
Deferred income tax liabilities		1,919	1,813
Liability for guest loyalty program		889	784
Other		490	808
Non-current liabilities of discontinued operations		0	64
Total liabilities		4,508	4,959
Equity:
Total Hilton stockholders' equity		11,479	11,854
Noncontrolling interests		0	0
Total equity		11,479	11,854
Total liabilities and equity		15,987	16,813
Non-Guarantor Subsidiaries [member]
Current Assets:
Cash and cash equivalents		1,037	495
Restricted cash and cash equivalents		25	29
Accounts receivable, net of allowance for doubtful accounts		264	258
Intercompany receivables		42
Prepaid expenses		65	79
Income taxes receivable		0	0
Other		33	32
Current assets of discontinued operations		1,502	1,070
Total current assets		2,968	1,963
Intangibles and Other Assets:
Investments in subsidiaries		0	0
Goodwill		1,394	1,456
Brands		444	514
Management and franchise contracts, net		247	271
Other intangible assets, net		150	189
Property and equipment, net		267	338
Deferred income tax assets		82	59
Other		153	123
Non-current assets of discontinued operations		10,345	10,396
Total intangibles and other assets		13,082	13,346
Total assets		16,050	15,309
Current Liabilities:
Accounts payable, accrued expenses and other		414	415
Intercompany payables		0
Current maturities of long-term debt		7	7
Income taxes payable		73	50
Current liabilities of discontinued operations		721	767
Total current liabilities		1,215	1,239
Long-term debt		241	240
Deferred revenues		0	0
Deferred income tax liabilities		38	89
Liability for guest loyalty program		0	0
Other		713	238
Non-current liabilities of discontinued operations		6,900	7,080
Total liabilities		9,107	8,886
Equity:
Total Hilton stockholders' equity		6,993	6,457
Noncontrolling interests		(50)	(34)
Total equity		6,943	6,423
Total liabilities and equity		$ 16,050	$ 15,309

[1]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOjRjY2M0NjYxNDM2NDQxMmZiNWY2MmU1OGFiZTRiZDZlfFRleHRTZWxlY3Rpb246MjI0RUZDN0I4MUFGNTkxOUFDMDE1NDZGMTAyMzgyNjcM}
[2]	Net of unamortized deferred financing costs and discount attributable to current maturities of long-term debt.